Commitments and Contingencies (Detail Textual) (USD $)	0 Months Ended			9 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	Sep. 03, 2014	Apr. 27, 2013	Feb. 07, 2012	Sep. 30, 2014	Dec. 31, 2013	Feb. 28, 2007	Mar. 31, 2012	Dec. 31, 2012
Commitments and Contingencies (Textual)
Commitments related to agreements				$ 325,000	$ 400,000
Payment for commitment milestones		7,000,000			7,900,000
Percentage for royalties				6.00%	6.00%
Monthly rent amount before increment			8,000
Monthly rent amount before increment, per square foot			18.25
Monthly rent amount after increment			8,310
Monthly rent amount after increment, per square foot			19.00
Number of months after that rent increases			12 months
Number of remaining months for which increased rent paid			24 months
Assets acquired	250,000
Shares issued in connection with asset purchase agreement, Shares				1,849,113
Shares issued in connection with asset purchase agreement, value				3,750,000
Payments of success oriented milestones	10,000,000
Dr. Schaber [Member]
Commitments and Contingencies (Textual)
Number of common shares transferred to third party						50,000
Dr. Brey [Member]
Commitments and Contingencies (Textual)
Number of common shares transferred to third party						10,000
Mr. Myrianthopoulos [Member]
Commitments and Contingencies (Textual)
Termination expense recognized							95,625
Severance and healthcare benefits								0
Number of common stock will be issued upon the conversion of the option issued								53,908
Number of shares forfeited								72,500
Number of common stock to be issued upon the conversion of remaining options								192,500
Stock-based compensation expense in connection with the acceleration of vesting								$ 68,032
Mr. Myrianthopoulos [Member] | Minimum [Member]
Commitments and Contingencies (Textual)
Expiration date of option								Nov. 14, 2012
Mr. Myrianthopoulos [Member] | Maximum [Member]
Commitments and Contingencies (Textual)
Expiration date of option								Nov. 30, 2021